RBC BlueBay Impact Bond Fund Investment Strategy - Class A I R6 [Member] - RBC BlueBay Impact Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Adviser will select investments that seek to generate returns while simultaneously meeting the Fund’s impact objective, which is to make investments that seek to achieve positive aggregate social and environmental impact outcomes. The Adviser will prioritize investment returns over achieving positive impact outcomes with respect to security selection and portfolio management decisions. The positive aggregate social and environmental impact outcomes that the Adviser seeks to achieve are: 1)Alignment with defined social and environmental impact themes. The social theme comprises affordable homeownership, multi-family housing, education, health and wellness, and small business, while environmental themes are energy and climate change, and water and sanitation. 2)Alignment with one or more of the United Nations Sustainable Development Goals (SDGs), a global agenda to end poverty, protect the planet, and ensure prosperity for all by the year 2030. The Adviser employs its impact assessment methodology to measure the investments’ expected and actual impact on these themes. This process involves: 1)Preliminary Assessment: Every security is analyzed to verify eligibility and fit with the impact goals. 2)Research: Each security undergoes an in-depth review and analysis to determine its level of expected impact. The data, sources, and impact measurements/metrics are documented in the Adviser’s research database, and this information is updated throughout the investment lifecycle. 3)Recommendation: If a security meets both the impact and return objectives of the Fund, it will be recommended for inclusion in the Fund. 4)Monitoring: Impact data from the research database is aggregated at the Fund level and monitored by the Adviser on an ongoing basis to compare the actual impact of the Fund to its expected impact and impact objectives. When monitoring at the portfolio level indicates that a security is no longer expected to achieve its intended impact or no longer aligns with the Fund’s impact objectives, the Adviser will seek an appropriate course of action, which may include exiting the investment. 5)Reporting: Aggregated impact results are published in an Annual Impact Investing Report on the Adviser’s website. The Annual Impact Investing Report includes both portfolio-level reporting and disclosures on the impact measurement process. The Fund will primarily invest in investment grade fixed income securities. The Fund may invest in securities of any market capitalization, duration, or maturity. The Fund will invest in a portfolio of fixed income securities denominated in U.S. Dollars. In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments. The Adviser uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of achieving a high level of current income consistent with preservation of capital.The Adviser incorporates material environmental, social and governance (ESG) factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser.